Commitments and Contingencies - Schedule of Lease Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Expense [Abstract]
Operating lease cost	$ 55,900	$ 253,183	$ 488,047	$ 464,183
Short term lease cost
Total net lease cost	55,900	253,183	488,047	464,183
Operating lease payments	$ 33,540	$ 279,038	$ 323,292	$ 323,292
Weighted average remaining lease term (in years):	2 years 2 months 1 day	4 years 10 months 2 days	6 years 3 months	6 years 3 months
Weighted average discount rate:	7.00%	12.50%	12.50%	12.50%
Office Lease	$ 186,270		$ 2,243,971	$ 2,412,221
Less accumulated amortization	(9,665)		(610,764)	(489,109)
Right-of-use, net	176,605		1,633,207	1,923,112
Office Lease	140,035		1,798,758
Less: current portion	(68,757)		(547,439)	(532,689)
Long term portion	$ 71,278		$ 1,251,319	$ 1,554,734